UNITED STATES SECURITIES AND EXCHANGE COMMISSION
			             Washington, D.C. 20549
                                           Form 13F


Report for the Calendar Year or Quarter Ended: June 30, 2002
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Check here if Amendment [_]; Amendment Number: N/A
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This Amendment ( Check only one):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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                      Pittsburgh, PA 15241
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

 /s/ Joseph W. Haleski             Pittsburgh, PA                8/13/02
----------------------           -------------------           ----------
 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




 	Title					          Investment Discretion					Voting Authority
	of
Security			Class	Cusip		Market Value		Quantity	Sole	Share	Others	Managers	Sole	Share	None


Abgenix Inc.			COM	00339B107	"$494,500.00"		"50,000"	X					"50,000"
Advance Auto Parts Inc.		COM	00751Y106	"$32,706,000.00"	"600,000"	X					"600,000"
Alcoa Inc.			COM	013817101	"$4,200,105.00"		"126,700"	X					"126,700"
Alliant Techsystems Inc.	COM	018804104	"$13,429,900.00"	"210,500"	X					"210,500"
Allied Research Corporation	COM	019483106	"$2,079,520.00"		"82,000"	X					"82,000"
American Express Co.		COM	025816109	"$78,088,000.00"	"2,150,000"	X					"2,150,000"
Amylin Pharmaceuticals, Inc.	COM	032346108	"$1,094,000.00"		"100,000"	X					"100,000"
Anheuser-Busch Companies, Inc.	COM	035229103	"$5,500,000.00"		"110,000"	X					"110,000"
Applied Signal Technology Inc.	COM	038237103	"$2,347,380.00"		"193,200"	X					"193,200"
Art Technology Group, Inc.	COM	04289L107	"$757,500.00"		"750,000"	X					"750,000"
Atmel Corporation		COM	049513104	"$5,739,168.00"		"916,800"	X					"916,800"
AutoZone Inc.			COM	053332102	"$7,730,000.00"		"100,000"	X					"100,000"
Ball Corporation		COM	058498106	"$24,888,000.00"	"600,000"	X					"600,000"
Banc One Corporation		COM	06423A103	"$1,924,000.00"		"50,000"	X					"50,000"
BEA Systems, Inc.		COM	073325102	"$4,893,200.00"		"520,000"	X					"520,000"
BJ Services Company		COM	055482103	"$1,694,000.00"		"50,000"	X					"50,000"
Boeing Company			COM	097023105	"$3,375,000.00"		"75,000"	X					"75,000"
Boise Cascade Corporation	COM	097383103	"$1,726,500.00"		"50,000"	X					"50,000"
Bowater Incorporated		COM	102183100	"$2,718,500.00"		"50,000"	X					"50,000"
Celestica Inc.			COM	15101Q108	"$2,725,200.00"		"120,000"	X					"120,000"
Cell Therapeutics, Inc.		COM	150934107	"$1,056,316.50"		"193,500"	X					"193,500"
Checkpoint Software Tech.	COM			"$1,356,000.00          "100,000"       X                                       "100,000"
Chiron Corporation		COM	170040109	"$3,535,000.00"		"100,000"	X					"100,000"
Chordiant Software, Inc.	COM	170404107	"$1,170,000.00"		"600,000"	X					"600,000"
Church & Dwight Co., Inc.	COM	171340102	"$20,364,500.00"	"650,000"	X					"650,000"
Ciphergen Biosystems, Inc.	COM	17252Y104	"$256,900.00"		"70,000"	X					"70,000"
Clarus Corporation		COM	182707109	"$2,000,400.00"		"400,000"	X					"400,000"
Comcast Corporation		COM	200300101	"$57,773,856.00"	"2,423,400"	X					"2,423,400"
Community Health Systems	COM	203668108	"$1,340,000.00"		"50,000"	X					"50,000"
COX   7.75% 11/15/29 CV		CONV	224044503	"$8,790,000.00"		" 300,000 "	X					" 300,000 "
Crown Cork & Seal Company, Inc.	COM	228255105	"$2,911,250.00"		"425,000"	X					"425,000"
CTIC 144A 5.75% 6/15/08 CV	CONV	150934AA5	"$5,162,500.00"		" 10,000,000 "	X					" 10,000,000 "
Cubic Corporation		COM	229669106	"$1,185,000.00"		"50,000"	X					"50,000"
Diamondcluster Intl Inc.	COM	25278P106	"$598,000.00"		"100,000"	X					"100,000"
Docent Inc.			COM	25608L106	"$1,437,500.00"		"1,250,000"	X					"1,250,000"
DRS Technologies Inc.		COM	2333OX100	"$3,078,000.00"		"72,000"	X					"72,000"
EDO Corporation			COM	281347104	"$5,130,000.00"		"180,000"	X					"180,000"
EMC Corporation			COM	268648102	"$3,775,000.00"		"500,000"	X					"500,000"
Ensco International Incorp.	COM	26874Q100	"$1,363,000.00"		"50,000"	X					"50,000"
FMC Technologies Inc.		COM	30249U101	"$1,038,000.00"		"50,000"	X					"50,000"
FWC  6.5% 6/1/07 CV		CONV	35024PAB8	"$450,000.00"		"2,000,000 "	X					" 2,000,000 "
Gap Inc.			COM	364760108	"$7,100,000.00"		"500,000"	X					"500,000"
Genzyme Corp (General Division)	COM	372917708	"$3,848,000.00"		"200,000"	X					"200,000"
Gilead Sciences, Inc.		COM	375558103	"$6,576,000.00"		"200,000"	X					"200,000"
GlobalSantaFe Corp		COM			"$1,914,500.00"		"70,000"        X                                       "70,000"
GlobespanVirata, Inc.		COM	379571102	"$483,750.00"		"125,000"	X					"125,000"
Griffon Corporation		COM	398433102	"$2,986,500.00"		"165,000"	X					"165,000"
HCA - The Healthcare Company	COM	404119109	"$4,750,000.00"		"100,000"	X					"100,000"
Health Net Inc.			COM	42222G108	"$2,141,600.00"		"80,000"	X					"80,000"
Herley Industries Inc.		COM	427398102	"$3,062,724.00"		"144,400"	X					"144,400"
Human Genome Sciences, Inc.	COM	444903108	"$1,679,020.00"		"125,300"	X					"125,300"
Hyperion Solutions Corp.	COM	44914M104	"$1,094,238.00"		"60,000"	X					"60,000"
IDEC Pharmaceuticals Corp	COM	449370105	"$3,545,000.00"		"100,000"	X					"100,000"
Integrated Defense Tech Inc.	COM	45819B101	"$2,943,000.00"		"100,000"	X					"100,000"
J.D. Edwards Company		COM	281667105	"$1,383,885.00"		"113,900"	X					"113,900"
Jabil Circuit, Inc.		COM	466313103	"$2,216,550.00"		"105,000"	X					"105,000"
Key3media Group, Inc.		COM	49326R104	"$153,333.64"		"333,334"	X					"333,334"
L-3 Communications Corp.	COM	502424104	"$29,160,000.00"	"540,000"	X					"540,000"
Lexicon Genetics Inc.		COM	528872104	"$244,450.00"		"50,000"	X					"50,000"
Lin TV Corporation		COM	532774106	"$1,622,400.00"		"60,000"	X					"60,000"
Lockheed Martin Corporation	COM	53983109	"$37,669,000.00"	"542,000"	X					"542,000"
Loral Space & Telecommun Ltd.	COM	G5642107	"$198,000.00"		"200,000"	X					"200,000"
LU PFD 7.75% 3/15/17 CV		CONV	54962208	"$10,483,000.00"	" 22,000 "	X					" 22,000 "
Magal Security Sys Ltd.		COM			"$562,500.00"		" 50,000"	X			                " 50,000"
Marvel Enterprises, Inc.	COM	57383M108	"$3,156,480.00"		"576,000"	X					"576,000"
McKesson Corporation		COM	58155Q103	"$5,559,000.00"		"170,000"	X					"170,000"
MEMC Electronic Materials, Inc.	COM	552715104	"$187,150.00"		"39,400"	X					"39,400"
Merrill Lynch Biotech Holders 	COM	590188108	"$4,160,000.00"		"50,000"	X					"50,000"
MGI Pharma, Inc.		COM	552880106	"$10,695,900.00"	"1,515,000"	X					"1,515,000"
Microsoft Corporation		COM	594918104	"$1,750,400.00"		"49,500"	X					"49,500"
Motorola, Inc.			COM	620076109	"$1,730,400.00"		"120,000"	X					"120,000"
Mylan Laboratories, Inc.	COM	628530107	"$1,567,500.00"		"50,000"	X					"50,000"
Netscreen Technologies, Inc.	COM	64117V107	"$918,000.00"		"100,000"	X					"100,000"
Oracle Corporation		COM	68389X105	"$9,091,200.00"		"960,000"	X					"960,000"
Orbital Sciences Corporation	COM	685564106	"$6,313,834.00"		"792,200"	X					"792,200"
Oxford Health Plans Inc.	COM	691471106	"$3,716,800.00"		"80,000"	X					"80,000"
PacifiCare Health Systems Inc.	COM	695112102	"$1,632,000.00"		"60,000"	X					"60,000"
Pier 1 Imports Inc.		COM	720279108	"$1,575,000.00"		"75,000"	X					"75,000"
Pozen Inc.			COM	73941U102	"$259,000.00"		"50,000"	X					"50,000"
Protein Design Labs Inc.	COM	74369L103	"$543,000.00"		"50,000"	X					"50,000"
Quest Software Inc.		COM	74834T103	"$1,453,000.00"		"100,000"	X					"100,000"
Raytheon Company		COM	755111507	"$87,946,650.00"	"2,158,200"	X					"2,158,200"
Rockwell Collins, Inc.		COM	774341101	"$37,576,368.00"	"1,370,400"	X					"1,370,400"
Schering-Plough Corp.		COM	806605101	"$2,460,000.00"		"100,000"	X					"100,000"
Sun Microsystems, Inc.		COM	866810104	"$1,628,250.00"		"325,000"	X					"325,000"
Titan Corporation		COM	888266103	"$5,121,200.00"		"280,000"	X					"280,000"
Transocean Sedco Forex Inc.	COM	G90078109	"$2,180,500.00"		"70,000"	X					"70,000"
Triad Hospitals Inc.		COM	89579K109	"$2,119,000.00"		"50,000"	X					"50,000"
Triangle Pharmaceuticals, Inc.	COM	89589H104	"$965,031.00"		"356,100"	X					"356,100"
United Defense Industries, Inc.	COM	91018B104	"$33,600,700.00"	"1,460,900"	X					"1,460,900"
United Technologies Corp.	COM	913017109	"$679,000.00"		"10,000"	X					"10,000"
Viacom Inc. Class B		COM	925524308	"$4,437,000.00"		"100,000"	X					"100,000"
Weatherford International Inc.	COM	947074100	"$1,944,000.00"		"45,000"	X					"45,000"
WebMD Corporation		COM	94769M105	"$10,331,050.00"	"1,835,000"	X					"1,835,000"
Wellpoint Health Networks Inc.	COM	94973H108	"$3,890,500.00"		"50,000"	X					"50,000"
WR Berkley Corporation		COM	084423102	"$27,500,000.00"	"500,000"	X					"500,000"
XRX O.57% 4/21/18 CV		CONV	984121BB8	"$19,425,000.00"	"35,000,000"	X					"35,000,000"

GRAND TOTAL						"$745,934,619.14"

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